27 Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payments
Schedule of outstanding granted options

Details of all share options granted under the Schemes are set out below:

Date of grant	At 1 January 2019	Granted in 2019	Exercised in 2019	Forfeited in 2019	At 31 December 2019	Exercise Price
1 April 2010	1,255	–	–	–	1,255	£80.00
20 August 2010	2,088	–	–	–	2,088	£83.80
13 September 2011	150	–	–	–	150	£83.80
20 April 2012	1,589	–	–	–	1,589	£83.80
9 May 2014	10,000	–	–	–	10,000	£1.50
30 June 2014	21,500	–	–	(3,000)	18,500	£1.50
11 July 2014	100	–	–	–	100	£1.50
31 October 2016	2,500	–	–	(2,500)	–	£34.20
31 October 2016	23,411	–	–	(7,140)	16,271	£53.60
14 December 2016	400	–	–	–	400	£31.00
14 December 2016	500	–	–	–	500	£34.00
14 December 2016	2,000	–	–	–	2,000	£37.40
14 December 2016	1,625	–	–	–	1,625	£37.60
15 December 2016	4,600	–	–	–	4,600	£24.20
19 December 2016	35,866	–	–	(13,475)	22,391	£24.20
15 December 2017	45,885	–	–	(16,325)	29,560	£9.20
2 April 2018	997	–	–	–	997	£16.60
2 April 2018	4,500	–	–	–	4,500	£24.20
24 April 2019	–	219,000	–	(49,500)	169,500	£1.46
2 October 2019	–	50,000	–	–	50,000	£1.05
	158,966	269,000	–	(91,940)	336,026

Options exercisable at 31 December 2019	131,094
Weighted average exercise price of outstanding options at 31 December 2019	£8.48
Weighted average exercise price of options exercised in 2019	n/a
Weighted average exercise price of options forfeited in 2019	£13.26
Weighted average exercise price of options granted in 2019	£1.38
Weighted average remaining contractual life of outstanding options at 31 December 2019	7.9 years

On 2 March 2020 a resolution was passed at a general meeting of shareholders of the Company to consolidate it ordinary shares on a one for 20 basis into new ordinary shares of 0.1p each in the capital of the Company.

Date of grant	At 1 January 2018	Granted in 2018	Exercised in 2018	Forfeited in 2018	At 31 December 2018	Exercise Price
31 December 2008	1,306	–	–	(1,306)	–	£28.50
31 December 2008	150	–	–	(150)	–	£79.70
1 April 2010	1,255	–	–	–	1,255	£80.00
20 August 2010	2,088	–	–	–	2,088	£83.80
13 September 2011	150	–	–	–	150	£83.80
20 April 2012	1,789	–	–	(200)	1,589	£83.80
9 May 2014	10,000	–	–	–	10,000	£1.50
30 June 2014	44,000	–	–	(22,500)	21,500	£1.50
11 July 2014	100	–	–	–	100	£1.50
31 October 2016	2,500	–	–	–	2,500	£34.20
31 October 2016	30,380	–	–	(6,969)	23,411	£53.60
14 December 2016	400	–	–	–	400	£31.00
14 December 2016	500	–	–	–	500	£34.00
14 December 2016	2,000	–	–	–	2,000	£37.40
14 December 2016	2,000	–	–	(375)	1,625	£37.60
15 December 2016	5,100	–	–	(500)	4,600	£24.20
19 December 2016	55,210	–	–	(19,344)	35,866	£24.20
15 December 2017	67,560	–	–	(21,675)	45,885	£9.20
2 April 2018	–	997	–	–	997	£16.60
2 April 2018	–	4,500	–	–	4,500	£24.20
	226,488	5,497	–	(73,019)	158,966

Options exercisable at 31 December 2018	112,393
Weighted average exercise price of outstanding options at 31 December 2018	£22.02
Weighted average exercise price of options exercised in 2018	n/a
Weighted average exercise price of options forfeited in 2018	£15.98
Weighted average exercise price of options granted in 2018	£16.60
Weighted average remaining contractual life of outstanding options at 31 December 2018	5.7 years

Date of grant	At 1 January 2017	Granted in 2017	Exercised in 2017	Forfeited in 2017	At 31 December 2017	Exercise Price
31 December 2008	1,306	–	–	–	1,306	£28.50
31 December 2008	150	–	–	–	150	£79.70
1 April 2010	1,255	–	–	–	1,255	£80.00
20 August 2010	2,088	–	–		2,088	£83.80
13 September 2011	150	–	–	–	150	£83.80
20 April 2012	1,789	–	–	–	1,789	£83.80
9 May 2014	10,000	–	–	–	10,000	£1.50
30 June 2014	44,000	–	–	–	44,000	£1.50
11 July 2014	150	–	–	50	100	£1.50
31 October 2016	2,500	–	–	–	2,500	£34.20
31 October 2016	30,380	–	–	–	30,380	£53.60
14 December 2016	400	–	–	–	400	£31.00
14 December 2016	500	–	–	–	500	£34.00
14 December 2016	150	–	–	150	–	£34.20
14 December 2016	150	–	–	150	–	£34.60
14 December 2016	150	–	–	150	–	£34.80
14 December 2016	2,000	–	–	–	2,000	£37.40
14 December 2016	2,000	–	–	–	2,000	£37.60
15 December 2016	9,850	–	–	4,750	5,100	£24.20
19 December 2016	55,497	–	–	287	55,210	£24.20
15 December 2017	–	67,560	–	–	67,560	£9.20
	164,465	67,560	–	(5,537)	226,488

Options exercisable at 31 December 2017	50,023
Weighted average exercise price of outstanding options at 31 December 2017	£20.06
Weighted average exercise price of options exercised in 2017	n/a
Weighted average exercise price of options forfeited in 2017	£24.84
Weighted average exercise price of options granted in 2017	£9.20
Weighted average remaining contractual life of outstanding options at 31 December 2017	8.3 years

Schedule of fair value of options granted

The following information is relevant in the determination of the fair value of options granted during the year 2019 under the equity share based remuneration schemes operated by the Group.

	April 2019		October 2019
Number of options	219,000		50,000
Option pricing models used	Black-Scholes		Black-Scholes
Share price	£2.30	*	£1.126	*
Exercise price of options issued in year	£1.46		£1.05
Contractual life	10 years		10 years
Expected life	5 years		5 years
Volatility	75.3	%**	78.3	%**
Expected dividend yield	0%		0%
Risk free rate	0.85%		0.26%

*	The share price used in the determination of the fair value of the options granted in 2018 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

The following information is relevant in the determination of the fair value of options granted during the year 2018 under the equity share based remuneration schemes operated by the Group.

	2018
Number of options	5,500
Option pricing models used	Monte-Carlo
Share price	£5.40	*
Exercise price of options issued in year	£16.60–£24.40
Contractual life	10 years
Expected life	5 years
Volatility	45.2	%**
Expected dividend yield	0%
Risk free rate	1.03%

*	The share price used in the determination of the fair value of the options granted in 2018 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

The following information is relevant in the determination of the fair value of options granted during the year 2017 under the equity share based remuneration schemes operated by the Group.

	2017
Number of options	67,562
Option pricing models used	Monte-Carlo
Share price	£8.20	*
Exercise price of options issued in year	£9.20
Contractual life	10 years
Expected life	5 years
Volatility	42.5	%**
Expected dividend yield	0%
Risk free rate	0.73%

*	The share price used in the determination of the fair value of the options granted in 2017 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.